Finance Costs (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Finance Cost [Abstract]
Summary of Finance Costs
	Year ended December 31
	2021	2020	2019
Cash finance expense
Interest on Syndicated Credit Agreement	—	4,546	1,746
Interest on Term Debt Facility	—	2,936	3,478
Other finance costs	40	286	9,202
	40	7,768	14,426
Non-cash finance expense (income)
Change in fair value of investment at FVTPL	3,300	—	—
Interest on lease liabilities	776	—	—
Financial guarantee liability recovery	59	—	—
Accretion	—	1,622	5,511
Amortization of debt issue costs	—	1,782	1,586
Change in fair value of convertible notes	—	(7,141)	—
Other	154	3	3,973
	4,289	(3,734)	11,070
Interest income	(573)	(215)	—
Interest capitalized relating to CIP	—	—	(1,280)
	3,756	3,819	24,216